Prepaid Expenses and Other Current Assets	6 Months Ended
Jun. 30, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid Expenses and Other Current Assets
(4) Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	June 30, 2022	December 31, 2021
Sensata prepaid services	$8,801	$—
Prepaid business insurance	3,013	873
Share-settled forward	1,070	—
Prepaid other	31	265

Total prepaid expenses and other current assets	$12,915	$1,138